Segment information - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings and loss information
Revenue	$ 1,818,856	$ 1,322,581
Production costs	677,596	564,158
Depreciation and amortization	258,588	251,450
Earnings from mine operations	882,672	506,973
Other significant items of income and expense
Write-down of assets	12,737	6,135
Exploration and evaluation expenses	35,007	23,788
Mine standby costs	23,626	11,269
Income tax expense (recovery)	22,068	134,758
Capital expenditure information
Additions to property, plant and equipment during the year	978,934	620,265
Capitalized interest	50,596	33,839
Information about assets and liabilities
Property, plant and equipment	4,885,564	4,118,782	$ 3,755,559
Goodwill	92,591	92,591
Assets total	4,978,155	4,211,373
Debt	1,275,052	915,425
Turkiye
Earnings and loss information
Revenue	870,738	623,389
Production costs	339,178	262,573
Depreciation and amortization	122,778	125,581
Earnings from mine operations	408,782	235,235
Other significant items of income and expense
Write-down of assets	6,765	3,938
Exploration and evaluation expenses	13,253	9,637
Mine standby costs	0	0
Income tax expense (recovery)	154,016	44,224
Capital expenditure information
Additions to property, plant and equipment during the year	176,440	141,444
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	897,159	839,030
Goodwill	0	0
Assets total	897,159	839,030
Debt	0	0
Canada
Earnings and loss information
Revenue	658,220	473,037
Production costs	150,828	140,288
Depreciation and amortization	81,464	71,799
Earnings from mine operations	425,928	260,950
Other significant items of income and expense
Write-down of assets	1,479	1,857
Exploration and evaluation expenses	13,617	10,062
Mine standby costs	5,248	1,583
Income tax expense (recovery)	29,644	82,300
Capital expenditure information
Additions to property, plant and equipment during the year	160,209	104,616
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	837,068	754,566
Goodwill	92,591	92,591
Assets total	929,659	847,157
Debt	0	0
Greece
Earnings and loss information
Revenue	289,898	226,155
Production costs	187,590	161,297
Depreciation and amortization	54,346	54,070
Earnings from mine operations	47,962	10,788
Other significant items of income and expense
Write-down of assets	4,493	340
Exploration and evaluation expenses	3,536	495
Mine standby costs	18,378	9,686
Income tax expense (recovery)	(139,169)	7,626
Capital expenditure information
Additions to property, plant and equipment during the year	634,914	362,457
Capitalized interest	50,596	33,839
Information about assets and liabilities
Property, plant and equipment	3,137,678	2,511,051
Goodwill	0	0
Assets total	3,137,678	2,511,051
Debt	790,909	424,422
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings from mine operations	0	0
Other significant items of income and expense
Write-down of assets	0	0
Exploration and evaluation expenses	4,601	3,594
Mine standby costs	0	0
Income tax expense (recovery)	(22,423)	608
Capital expenditure information
Additions to property, plant and equipment during the year	7,371	11,748
Capitalized interest	0	0
Information about assets and liabilities
Property, plant and equipment	13,659	14,135
Goodwill	0	0
Assets total	13,659	14,135
Debt	$ 484,143	$ 491,003